Finance income/(costs) - Schedule of Finance Cost (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest expenses on shareholder loans	€ 0	€ 1,755
Finance costs on borrowings	10,813	6,411
Interest expenses on lease liabilities	1,456	466
Interest accretion on provisions	0	0
Fair value (gains)/losses on derivatives	407	(2,060)
Fair value (gains)/losses on public warrant liabilities	2,387	(14,546)
Fair value (gains)/losses on private placement warrant liabilities	0	(7,139)
Exchange differences – net	(314)	1,695
Finance income/(costs)	14,748	(15,173)	[1]
Renewed facility
Disclosure of detailed information about borrowings [line items]
Interest expense on debt instruments issued	10,813	0
Old facility
Disclosure of detailed information about borrowings [line items]
Interest expense on debt instruments issued	€ 0	€ 4,656

[1]	Refer to Note 2.3.2 for details regarding the restatement of comparative figures as a result of changes in accounting policies